Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

The following events occurred subsequent to December 31, 2021 through the issuance date of these Consolidated Financial Statements. Events subsequent to that date have not been considered in these financial statements.

Other

During the first quarter of 2020, the outbreak of a novel strain of coronavirus (COVID-19) has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. Depending on the severity and duration of the outbreak, the novel coronavirus could present material uncertainty and risk with respect to the Company, its performance, and its financial results.